Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator :
Net loss	$ (31,066)	¥ (202,125)
Numerator for basic and diluted net loss per share	$ (31,066)	¥ (202,125)
Denominator :
Weighted average number of ordinary shares	353,452,309	353,452,309
Denominator for basic and diluted net loss per share	353,452,309	353,452,309
Net loss per ordinary share:
Basic and diluted | (per share)	$ (0.09)	¥ (0.57)
Restricted shares
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	0	0
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	28,766,313	28,766,313
Predecessor
Numerator :
Net loss | ¥			¥ (182,125)	¥ (196,174)
Numerator for basic and diluted net loss per share | ¥			¥ (182,125)	¥ (196,174)
Denominator :
Weighted average number of ordinary shares			345,541,350	345,541,350
Denominator for basic and diluted net loss per share			345,541,350	345,541,350
Net loss per ordinary share:
Basic and diluted | ¥ / shares			¥ (0.53)	¥ (0.57)
Predecessor | Restricted shares
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share			6,183,334	10,266,667
Predecessor | Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share			15,857,198	14,084,659